Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Changes in Financial Assets at Fair Value Through Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		₩ 502,443		₩ 502,829
Acquisition		4,000		14,060
Disposal		(170)		(5,332)
Valuation		162,565		(9,970)
Others		6,012		856
Ending Balance		674,850		502,443
Listed equity securities
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		285,054		300,057
Acquisition		0		430
Disposal		(170)		0
Valuation		73,891		(15,433)
Others		1,321		0
Ending Balance		360,096		285,054
Unlisted equity securities
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		212,762	[1]	202,243
Acquisition		4,000		9,550
Disposal		0		(5,332)
Valuation		88,256		5,445
Others		4,691		856
Ending Balance	[1]	309,709		212,762
Corporate bond
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		4,627		529
Acquisition		0		4,080
Disposal		0		0
Valuation		418		18
Others		0		0
Ending Balance		5,045		4,627
Listed and unlisted equity securties
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		497,816		502,300
Acquisition		4,000		9,980
Disposal		(170)		(5,332)
Valuation		162,147		(9,988)
Others		6,012		856
Ending Balance		669,805		497,816
Current Financial assets at fair value through other comprehensive income category
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Valuation		0		0
Others		0		0
Ending Balance		0		0
Non-Current Financial assets at fair value through other comprehensive income category
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		502,443		502,829
Acquisition		4,000		14,060
Disposal		(170)		(5,332)
Valuation		162,565		(9,970)
Others		6,012		856
Ending Balance		₩ 674,850		₩ 502,443

[1]	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.